First Trust Balanced Income ETF Investment Objectives and Goals - First Trust Balanced Income ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Balanced Income ETF (FTBI)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Balanced Income ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Bloomberg Moderate Allocation Income Focus Index (the “Index”).